PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Tax Claims (Details) $ in Millions			1 Months Ended																				12 Months Ended	46 Months Ended
	Dec. 31, 2023 USD ($)	May 17, 2016 USD ($) claim	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Oct. 31, 2024	Sep. 30, 2024 USD ($) case	Aug. 31, 2024 USD ($) case	Jul. 31, 2024	May 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019	Dec. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	May 31, 2014 USD ($)	Dec. 31, 2025 USD ($) motion	Dec. 31, 2025 USD ($) tax_assessment	Apr. 30, 2025 USD ($)	Nov. 30, 2023 USD ($)
Disclosure of other provisions [line items]
Income taxes payable				$ 117.0				$ 156.0															$ 117.0	$ 117.0
Provisions	$ 2,065.0			2,655.0				2,298.0															$ 2,655.0	$ 2,655.0
Number of motions filed | motion																							2
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought												$ 107.0
Number of tax assessments or claims filed | tax_assessment																								20
Reduced VAT rate													0.18
State VAT rate													0.28
ArcelorMittal Brasil S.A. | Tax Year 2028
Disclosure of other provisions [line items]
Income taxes payable																										$ 63.0
Tax assessment penalty						$ 18.0									$ 17.0								$ 63.0
Loss contingency, tax penalty sought, percentage of assessment															50.00%
ArcelorMittal Brasil S.A. | 2019-2020 Tax Period
Disclosure of other provisions [line items]
Number of claims pending | case												11
ArcelorMittal México S.A. de C.V. | Tax Year 2008
Disclosure of other provisions [line items]
Damages sought																							275.0
ArcelorMittal Las Truchas | Tax Year 2014
Disclosure of other provisions [line items]
Damages sought	95.0
ArcelorMittal Las Truchas | 2013 to 2015 Tax Year
Disclosure of other provisions [line items]
Damages sought											$ 221.0
Tax claims
Disclosure of other provisions [line items]
Income taxes payable				242.0																			242.0	$ 242.0
Provisions	$ 81.0			177.0				79.0															177.0	177.0
Tax claims | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought															$ 164.0
Tax claims | ArcelorMittal Las Truchas
Disclosure of other provisions [line items]
Current tax liabilities																									$ 75.0
Tax assessments related to amortization of goodwill | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Write off of tax assessment														$ 26.0
Damages sought									$ 21.0							$ 45.0			$ 112.0
Possible write off of net operating loss carryforward																					$ 52.0
Percentage of success on claim									0.64
Write-off of net operating loss carry forward														$ 7.0					$ 18.0
Tax assessments related to amortization of goodwill | ArcelorMittal Brasil S.A. | Tax decision
Disclosure of other provisions [line items]
Percentage of tax assessment anulled							0.78
Write off of tax assessment							$ 339.0
Damages sought							$ 88.0
Value Added Tax | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought		$ 129.0																					$ 79.0	66.0
Number of tax assessments or claims filed | claim		3
Reduced VAT rate																		0.18
State VAT rate																		0.28
Value Added Tax | ArcelorMittal Brasil S.A. | Cases 1 - 10
Disclosure of other provisions [line items]
Damages sought																								25.0
Value Added Tax | ArcelorMittal Brasil S.A. | Cases 11 - 13
Disclosure of other provisions [line items]
Damages sought																								5.0
Value Added Tax | ArcelorMittal Brasil S.A. | Cases 14 - 20
Disclosure of other provisions [line items]
Damages sought																								$ 36.0
Tax credits on interstate sales of electricity | ArcelorMittal Comercializadora de Energia
Disclosure of other provisions [line items]
Damages sought																					$ 38.0	$ 20.0
Maximum percentage of tax value										1
Tax credits on interstate sales of electricity | ArcelorMittal Comercializadora de Energia | Tax decision
Disclosure of other provisions [line items]
Maximum percentage of tax value			0.50
Retroactive application of new law | ArcelorMittal Comercializadora de Energia
Disclosure of other provisions [line items]
Reduction in tax assessment																	$ 7.0			$ 12.0
Retroactive application of new law | ArcelorMittal Comercializadora de Energia | Tax decision
Disclosure of other provisions [line items]
Damages sought			$ 58.0
Reduction in tax assessment			$ 41.0
PIS/COFINS Credits | ArcelorMittal Brasil S.A. | 2019-2020 Tax Period
Disclosure of other provisions [line items]
Damages sought												$ 11.0
Number of tax assessments or claims filed | case											9
Tax assessment penalty				$ 92.0
Number of claims pending | case											2	10
Corporate Income Tax (IRPJ and CSLL) | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought								$ 64.0
Reduction in tax assessment					$ 7.0